OPERATING INCOME - Fees and Commissions Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fees and Commissions Expenses
Baking services	$ 1,704,221	$ 1,483,785	$ 1,242,590
Sales, collections and other services	894,836	855,480	712,266
Correspondent banking	623,193	507,586	409,455
Payments and collections	46,792	41,820	34,720
Others	242,732	208,609	191,135
Total expenses for commissions	$ 3,511,774	$ 3,097,280	$ 2,590,166